Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current income taxes	$ 353	$ 354		$ 229
Deferred income taxes	64	103		68
Total income tax provision	$ 417	$ 457	[1]	$ 297	[1]

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).